Loans and amounts due from credit institutions - Currency (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Assets Measured at Amortized Cost		R$ 95,664,754	R$ 112,849,776	R$ 109,233,128
Of which:
Loans and amounts due from credit institutions, gross		95,686,579	112,858,840	109,246,671
Impairment losses (note 9.c)		(21,825)	(9,064)	(13,543)
Loans and amounts due from credit institutions, net		95,664,754	112,849,776	109,233,128
Loans and amounts due from credit institutions, gross		95,686,579	112,858,840	109,247,248
Type:
Time deposits		73,780,552	63,673,689	66,908,232
Reverse repurchase agreements	[1]	4,129,438	699,034	100,246
Escrow deposits		10,200,137	10,773,280	11,424,537
Other accounts (2)		7,576,452	37,712,838	30,814,233
Total		95,686,579	112,858,840	109,247,248
Brazilian Real		91,889,990	109,287,868	107,693,973
US dollar		2,445,781	2,778,911	1,401,601
Euro		1,350,808	792,061	151
Total		R$ 95,686,579	R$ 112,858,840	R$ 109,247,248

[1]	Guaranteed by debt instruments.